Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investment Holdings [Line Items]
Net unrealized gain on open contracts	$ 8,014,894	$ 4,254,515
Cash held by acting commodity futures brokers administrating open contracts	191,721,113	212,489,536
Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain on open contracts	5,557,421	3,098,093
Longest maturity date	Mar. 31, 2018	Mar. 31, 2017
Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain on open contracts	$ 2,457,473	$ 1,156,422
Longest maturity date	Mar. 31, 2014	Mar. 31, 2013